INVESTMENTS - Investments available-for-sale (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments [Line Items]
Financial assets at amortised cost	S/ 23,900,597	S/ 24,080,220
Shares At Amortised Cost	171,977	179,632
Financial assets at amortised cost before accrued interest	24,072,574	24,259,852
Gains on available-for-sale financial assets	1,487,995	499,150
Gains on shares	410,707	473,235
Gains on financial assets before adjusting interest	1,898,702	972,385
Losses on available-for-sale financial assets	(18,179)	(247,827)
Losses on shares	(3,485)	(3,397)
Losses on financial assets before adjusting interest	(21,664)	(251,224)
Financial assets available-for-sale	25,370,413	24,331,543
Shares at estimated fair value	579,199	649,470
Financial assets at estimated fair value before accrued interest	25,949,612	24,981,013
Interest income on financial assets	253,111	214,822
Financial assets at fair value through other comprehensive income	26,202,723	25,195,835
Alicorp S.A.A [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	12,198	12,198
Gains on shares	201,567	218,994
Losses on shares		0
Shares at estimated fair value	213,765	231,192
Inversiones Centenario S.A.A [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	112,647	112,647
Gains on shares	195,305	236,063
Losses on shares		0
Shares at estimated fair value	307,952	348,710
Bolsa de Valores de Lima [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	19,423	19,698
Gains on shares	2,115	9,363
Losses on shares		0
Shares at estimated fair value	21,538	29,061
Bolsa de Comercio de Santiago [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	4,964	8,808
Gains on shares	5,688	5,360
Losses on shares		0
Shares at estimated fair value	10,652	14,168
Compania Universal Textil S.A. [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	9,597	9,597
Gains on shares	248	248
Losses on shares	(3,432)	(3,397)
Shares at estimated fair value	6,413	6,448
Pagos Digitales Peruanos S.A.
Disclosure of Investments [Line Items]
Shares At Amortised Cost	5,197	4,717
Gains on shares		0
Losses on shares		0
Shares at estimated fair value	5,197	4,717
Corporacin Andina de Fomento
Disclosure of Investments [Line Items]
Shares At Amortised Cost	4,441	4,428
Gains on shares	181	57
Losses on shares		0
Shares at estimated fair value	4,622	4,485
Bolsa de Valores de Colombiaa [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	872	4,681
Gains on shares	4,070	1,958
Losses on shares	(53)	0
Shares at estimated fair value	4,889	6,639
Other [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	2,638	2,858
Gains on shares	1,533	1,192
Losses on shares		0
Shares at estimated fair value	4,171	4,050
Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	7,974,080	8,263,943
Gains on available-for-sale financial assets	706,394	208,409
Losses on available-for-sale financial assets	(8,322)	(182,479)
Financial assets available-for-sale	8,672,152	8,289,873
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	8,649,885	9,833,776
Gains on available-for-sale financial assets	15,388	189
Losses on available-for-sale financial assets	(1)	(4,381)
Financial assets available-for-sale	8,665,272	9,829,584
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	6,009,137	4,977,422
Gains on available-for-sale financial assets	690,048	260,939
Losses on available-for-sale financial assets	(1,109)	(47,613)
Financial assets available-for-sale	6,698,076	5,190,748
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	580,778	505,976
Gains on available-for-sale financial assets	53,328	22,492
Losses on available-for-sale financial assets	(8,344)	(9,980)
Financial assets available-for-sale	625,762	518,488
Negotiable certificates of deposit [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	369,016	280,828
Gains on available-for-sale financial assets	856	2,981
Losses on available-for-sale financial assets	(303)	(250)
Financial assets available-for-sale	369,569	283,559
Subordinated bonds
Disclosure of Investments [Line Items]
Financial assets at amortised cost	150,172	163,891
Gains on available-for-sale financial assets	14,085	3,900
Losses on available-for-sale financial assets	(100)	(2,443)
Financial assets available-for-sale	164,157	165,348
Others
Disclosure of Investments [Line Items]
Financial assets at amortised cost	167,529	54,384
Gains on available-for-sale financial assets	7,896	240
Losses on available-for-sale financial assets		(681)
Financial assets available-for-sale	S/ 175,425	S/ 53,943